Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 17,080	$ 2,453	¥ 8,224	¥ 804